Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Put options [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 5
Stated amount	$ 695	$ 525
Average exchange rate	3.6	3.4
Put options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ 0
Stated amount	$ 45	$ 63
Average exchange rate	1.2	1.2
Put options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 11
Average exchange rate	1.3
Put options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 3
Average exchange rate	114.3	115.5
Call options [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (15)	$ (1)
Stated amount	$ 695	$ 525
Average exchange rate	3.6	3.4
Call options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (2)
Stated amount	$ 45	$ 63
Average exchange rate	1.2	1.2
Call options [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ 11
Average exchange rate	1.3
Call options [Member] | U.S Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 3
Average exchange rate	114.3	115.5
Swap contract [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 15	$ 64
Stated amount	$ 486	$ 489
Average exchange rate	3.7	3.7
Swap contract [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)
Stated amount	$ 334
Average exchange rate	1.1
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (3)
Stated amount	250	350
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	(1)	(1)
Stated amount	334	51
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	15	64
Stated amount	486	489
Forward contracts [Member] | U.S Dollar/ILS [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	2	2
Stated amount	$ 352	$ 430
Average exchange rate	3.7	3.5
Forward contracts [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ (3)
Stated amount	$ 86	$ 320
Average exchange rate	1.2	1.2
Forward contracts [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 0
Stated amount	$ 19	$ 20
Average exchange rate	0.9	0.9
Forward contracts [Member] | U.S Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 32	$ 24
Average exchange rate	1.3	1.3
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ (1)
Stated amount	$ 29	$ 33
Average exchange rate	6.5	6.7
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 37	$ 33
Average exchange rate	0	0